Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-Based Compensation Expense

Stock-based compensation expense related to Trovagene equity awards have been recognized in operating results as follow:

	Three Months Ended March 31,
	2018	2017
Included in research and development expense	$395,709	$372,200
Included in cost of revenue	39,631	26,156
Included in selling, general and administrative expense	970,791	601,309
Benefit from restructuring	—	(78,866)

Total stock-based compensation expense	$1,406,131	$920,799

Stock-based compensation has been recognized in operating results as follows:

	Years ended December 31,
	2017	2016
In cost of revenue	$83,713	$122,301
In research and development expenses	1,026,497	2,420,696
In selling and marketing expense	676,635	2,111,366
In general and administrative expenses	2,350,962	2,910,156
Benefit from restructuring	(125,222)	(60,203)

Total stock-based compensation	$4,012,585	$7,504,316

Estimated Fair Value of Stock Options - Assumptions

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions during the following periods indicated:

	Three Months Ended March 31,
	2018	2017 (1)
Risk-free interest rate	2.43%	—%
Dividend yield	0%	0%
Expected volatility	90.28%	—%
Expected term	5.2 years	0

(1)	No options granted during the three months ended March 31, 2017.

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following assumptions during the years indicated below:

Years ended December 31,
	2017	2016
Risk-free interest rate	1.82% - 2.03%	0.93% - 1.89%
Dividend yield	0%	0%
Expected volatility (range)	86% - 117%	80% - 134%
Expected volatility (weighted-average)	87%	103%
Expected term (in years)	5.3 years	5.5 years

Stock-Based Compensation Recognized

A summary of stock option activity and changes in stock options outstanding is presented below:

	Total Options	Weighted-Average Exercise Price Per Share	Intrinsic Value
Balance outstanding, December 31, 2017	374,207	$48.48	$—
Granted	261,069	$3.60
Canceled / Forfeited	(2,917)	$69.84

Balance outstanding, March 31, 2018	632,359	$29.88	$154,135

Exercisable at March 31, 2018	429,686	$32.52	$109,892

A summary of stock option activity and of changes in stock options outstanding is presented below:

	Number of Options	Weighted- Average Exercise Price Per Share	Intrinsic Value	Weighted- Average Remaining Contractual Life
Balance outstanding, December 31, 2015	579,053	$65.40	$5,903,466	7.8 years
Granted	270,521	$60.24
Exercised	(111,273)	$45.72
Forfeited	(277,582)	$67.56

Balance outstanding, December 31, 2016	460,719	$65.88	$—	7.7 years
Granted	88,271	$9.84
Forfeited	(173,328)	$74.88
Expired	(1,455)	$56.88

Balance outstanding, December 31, 2017	374,207	$48.48	$—	7.1 years

Vested and exercisable, December 31, 2017	228,780	$55.92	$—	6.0 years

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

A summary of the RSU activity is presented below:

	Number of Shares	Weighted-Average Grant Date Fair Value Per Share	Intrinsic Value
Non-vested RSU outstanding, December 31, 2017	106,192	$17.16	$391,848
Vested	(75,392)	$14.16	$266,461

Non-vested RSU outstanding, March 31, 2018	30,800	$24.60	$129,064

A summary of the RSU activity is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share	Intrinsic Value
Non-vested RSU outstanding, December 31, 2015	—	$—	$—
Granted	33,500	$48.72
Vested	(7,916)	$51.24
Forfeited	(2,917)	$47.88

Non-vested RSU outstanding, December 31, 2016	22,667	$47.88	$571,200
Granted	187,437	$19.08
Vested	(31,041)	$41.64
Forfeited	(72,871)	$21.00

Non-vested RSU outstanding, December 31, 2017	106,192	$17.16	$391,848